Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue		$ 75
Cost of sales		45
Gross profit		30
Operating expenses:
Selling, general and administrative	10,849	9,722
Research and development	784	1,394
Stock compensation to related party (see Note 8)	4,879
Total operating expenses	16,512	11,116
Operating loss from continuing operations	(16,512)	(11,086)
Other income (expense), net	88	34
Loss from continuing operations	(16,424)	(11,052)
Discontinued operations:
Income (loss) from discontinued operations	498	(3,264)
Impairment of goodwill	(555)	(1,600)
Total loss from discontinued operations	(57)	(4,864)
Net loss	(16,481)	(15,916)
Preferred stock dividends	(221)	(152)
Net loss attributable to common stockholders	$ (16,702)	$ (16,068)
Loss from continuing operations per common share attributable to common stockholders	$ (0.43)	$ (0.47)
Loss from discontinued operations per common share		$ (0.20)
Loss per common share attributable to common stockholders - basic and diluted	$ (0.43)	$ (0.67)
Weighted average shares outstanding - basic and diluted	38,490	24,053